Per Share Amounts	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Per Share Amounts

11. PER SHARE AMOUNTS
A) Net Earnings (Loss) Per Common Share – Basic and Diluted

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Net Earnings (Loss)	2,432	224	4,057	444
Effect of Cumulative Dividends on Preferred Shares	(8)	(8)	(17)	(17)
Net Earnings (Loss) – Basic and Diluted	2,424	216	4,040	427

Basic – Weighted Average Number of Shares	1,971.3	2,017.5	1,980.6	2,017.5
Dilutive Effect of Warrants	47.5	24.3	46.2	21.1
Dilutive Effect of Net Settlement Rights	10.6	0.3	11.9	—
Diluted – Weighted Average Number of Shares	2,029.4	2,042.1	2,038.7	2,038.6

Net Earnings (Loss) Per Common Share – Basic ($)	1.23	0.11	2.04	0.21
Net Earnings (Loss) Per Common Share – Diluted (1) ($)	1.19	0.11	1.98	0.21
(1)Excluded from the calculation of the diluted net earnings (loss) per share for the three and six months ended June 30, 2022, were net earnings of $24 million and $41 million, respectively (three and six months ended June 30, 2021 – $6 million and $12 million, respectively), and common shares of 2.0 million and 1.8 million, respectively (three and six months ended June 30, 2021 – 1.9 million and 1.8 million, respectively), related to the assumed exercise of Cenovus replacement stock options as the impact was anti-dilutive. These instruments could potentially dilute earnings per share in the future.
B) Common Share Dividends
For the six months ended June 30, 2022, the Company paid dividends of $276 million or $0.1400 per common share (six months ended June 30, 2021 – $71 million or $0.0350 per common share).
On July 27, 2022, the Company’s Board of Directors declared a third quarter base dividend of $0.1050 per common share, payable on September 29, 2022, to common shareholders of record as at September 15, 2022. The declaration of common share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly.
C) Preferred Share Dividends

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Series 1 First Preferred Shares	2	2	4	4
Series 2 First Preferred Shares	—	—	—	—
Series 3 First Preferred Shares	3	3	6	6
Series 5 First Preferred Shares	2	2	4	4
Series 7 First Preferred Shares	1	1	3	3
Total Declared and Paid Preferred Share Dividends	8	8	17	17
The declaration of preferred share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly. If a dividend on any preferred share is not paid in full on any dividend payment date, then a dividend restriction on the common shares shall apply. The preferred share dividends are cumulative.
On July 27, 2022, the Company’s Board of Directors declared third quarter dividends for Cenovus’s preferred shares, payable on October 3, 2022, in the amount of $9 million, to preferred shareholders of record as at September 15, 2022.